Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 23, 2019
Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 23, 2019
Document Effective Date	Sep. 23, 2019
Prospectus Date	Apr. 30, 2019
Baillie Gifford U.S. Equity Growth Fund | Class K
Prospectus:
Trading Symbol	BGGKX
Baillie Gifford U.S. Equity Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGGSX
Baillie Gifford International Concentrated Growth Fund | Class K
Prospectus:
Trading Symbol	BTLKX
Baillie Gifford International Concentrated Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BTLSX